Description of Business and Summary of Significant Accounting Policies - Accounts Receivable (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Changes in allowance for doubtful accounts
Beginning balance	$ 467	$ 357	$ 357	$ 387	$ 94
Charged to costs and expenses	509	344	110	77	296
Uncollectible accounts written off, net of recoveries	(101)			(107)	(3)
Ending balance	$ 875	$ 701	$ 467	$ 357	$ 387